Tradr 2X Long APLD Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$47,862,812
TOTAL NET ASSETS — 100.0%	$47,862,812

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Applied Digital Corporation	Receive	19.65% (OBFR01* + 1600bps)	At Maturity	10/13/2026	$408,698	$-	$6,352,164
Marex	Applied Digital Corporation	Receive	8.65% (OBFR01* + 500bps)	At Maturity	11/7/2026	91,662,563	-	(2,342,932)
TOTAL EQUITY SWAP CONTRACTS								$4,009,232

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.